Stockholders Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders Deficit
Schedule of stock warrants activity
	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2022	68,981,234	0.0045-2.90	$0.042647
Granted	-	-	-
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, March 31, 2022	68,981,234	$0.0045-2.90	$0.042647

Balance outstanding and exercisable, March 31, 2022	68,981,234	$0.0045-2.90	$0.042647

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2020	100,574	$0.75-2.90	$1.1185
Granted	27,304,901	0.0045	0.0045
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, January 1, 2021	27,405,475	0.0045-2.90	0.011676
Granted	55,000,000	0.05	$0.05
Canceled/Expired	-	-	-
Exercised	(13,424,241)	-	-
Balance, December 31, 2021	68,981,234	$0.0045-2.90	$0.042114

Balance outstanding and exercisable, December 31, 2021	68,981,234	$0.0045-2.90	$0.042114

Schedule of warrants outstanding and exercisable
	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	13,349,242	4.00	$0.0045

$0.085	588,235	4.00	$0.085

$0.05	55,000,000	5.00	$0.05

$0.75	26,515	3.00	$0.75

$2.90	17,241	3.00	$2.90

$0.0045 - $2.90	68,981,234	4.00	$0.042647

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	13,349,242	4.00	$0.0045

$0.085	588,235	4.00	$0.085

$0.05	55,000,000	5.00	$0.05

$0.75	26,515	3.00	$0.75

$2.90	17,241	3.00	$2.90

$0.0045 - $2.90	68,981,234	4.00	$0.042114